Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivables
Schedule of trade receivables
	December 31, 2022	December 31, 2021
Trade receivables	711,439	505,190
Related Parties (Note 21)	7,177	46,824
( - ) Impairment losses on trade receivables	(69,481)	(46,500)
	649,135	505,514

Schedule of maturities of trade receivables
	December 31, 2022	December 31, 2021
Not yet due	563,005	417,233
Past due
Up to 30 days	19,435	9,657
From 31 to 60 days	22,637	10,331
From 61 to 90 days	12,193	7,366
From 91 to 180 days	42,169	21,154
From 181 to 360 days	31,357	23,852
Over 360 days	20,643	15,597
Total past due	148,434	87,957
Related parties (note 21)	7,177	46,824
Impairment losses on trade receivables	(69,481)	(46,500)
	649,135	505,514

Schedule of expected credit losses for aging
		December 31, 2022		December 31, 2021
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%)	Lifetime ECL (R$)
Not yet due	1.52%	8,970	0.30%	1,263
Past due
Up to 30 days	9.53%	2,072	12.67%	1,219
From 31 to 60 days	14.09%	2,728	17.01%	1,769
From 61 to 90 days	19.87%	2,335	23.75%	1,764
From 91 to 180 days	29.66%	10,096	35.71%	7,608
From 181 to 360 days	48.35%	12,465	72.90%	17,399
Over 360 days	76.40%	15,434	99.23%	15,478
Total past due		54,100		46,500
Customers in judicial recovery (i)	100%	15,381	100%	-
(-) Impairment losses on trade receivables		69,481		46,500

(i)	On December 31, 2022 the Company’s Management recorded R$15 million in provision for expected credit loss relating to the entirely of Vasta’s receivable for products in inventory of a large retail company in judicial recovery. The Company did not identify customers in judicial recovery as of December 31, 2021.

Schedule of changes in impairment losses on trade receivables
	December 31, 2022	December 31, 2021	December 31, 2020
Opening balance	46,500	32,055	22,524
Additions	45,904	39,326	29,870
Reversals	(288)	(2,854)	(4,855)
Write offs (i)	(22,635)	(22,027)	(15,484)
Closing balance	69,481	46,500	32,055

(i)	The Company assessed its customers credit lines, on a regular basis. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 22,635 as write-off as of December 31, 2022 (R$ 22,027 as of December 31, 2021).